Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

11. Commitments and Contingencies

Indemnities and Guarantees

We have made certain indemnities and guarantees, under which we may be required to make payments to a guaranteed or indemnified party, in relation to certain transactions. We indemnify our officers and directors to the maximum extent permitted under the laws of the State of Nevada. The duration of these indemnities and guarantees varies and, in certain cases, is indefinite. These indemnities and guarantees do not provide for any limitation of the maximum potential future payments we could be obligated to make. Historically, we have not been obligated to make any payments for these obligations and no liabilities have been recorded for these indemnities and guarantees in the accompanying condensed consolidated balance sheets.

Legal Matters

In the ordinary course of business, we may face various claims brought by third parties and may, from time to time, make claims or take legal actions to assert our rights, including intellectual property disputes, contractual disputes and other commercial disputes. Any of these claims could subject us to litigation. Management believes there are currently no claims that are likely to have a material effect on our consolidated financial position and results of operations.

15. Commitments and Contingencies

Withheld Payroll Taxes

Since its inception, the Company has made several payments to employees for wages, net of state and federal income taxes. Due to cash constraints, the Company has not yet remitted all of these withheld amounts to the appropriate government agency. Accordingly, as of December 31, 2021 and 2020 the Company has recorded $37,984 and $37,984, respectively, related to this obligation in accounts payable and accrued liabilities, including estimated penalties and interest.

Operating Lease

On September 1, 2021 the Company entered into a lease for office space under an operating lease for approximately 2,500 square feet in Lake Elsinore, California, which is set to expire on October 31, 2024.

Operating lease assets and liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating lease assets represent our right to use an underlying asset and are based upon the operating lease liabilities as adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, the Company estimates incremental secured borrowing rates corresponding to the maturities of the leases.

The Company’s lease contains rent escalations over the lease term. The Company recognizes expense for these leases on a straight-line basis over the lease term. Additionally, tenant incentives used to fund leasehold improvements are recognized when earned and reduce our right-of-use asset related to the lease. These are amortized through the right-of-use asset as reductions of expense over the lease term. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company has elected the short-term lease recognition exemption for all applicable classes of underlying assets. Short-term disclosures include only those leases with a term greater than one month and 12 months or less, and expense is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less, that do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise, are not recorded on the consolidated balance sheet.

The components of lease expense were as follows:

	Year Ended December 31,
	2021	2020
Operating lease cost	$5,438	$-

Other information related to leases was as follows:

	Year Ended December 31,
	2021	2020
Supplemental Cash Flows Information
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	$7,785	$-
Operating lease asset obtained in exchange for lease liability:
Operating lease	$81,668	$-
Remaining lease term
Operating lease	2.83 years	-
Discount rate
Operating lease	12.00%	-

Future payments under noncancelable operating leases having initial or remaining terms of one year or more are as follows for the succeeding fiscal year and thereafter:

For the Years Ended December 31,

2022	$28,935
2023	33,244
2024	28,610
Total minimum lease payments	90,789
Less imputed interest	(14,559)
Present value of lease liabilities	76,230
Less current portion of operating lease liability	(21,019)
Non-current operating lease liability	$55,211

Indemnities and Guarantees

We have made certain indemnities and guarantees, under which we may be required to make payments to a guaranteed or indemnified party, in relation to certain transactions. We indemnify our officers and directors to the maximum extent permitted under the laws of the State of Nevada. The duration of these indemnities and guarantees varies and, in certain cases, is indefinite. These indemnities and guarantees do not provide for any limitation of the maximum potential future payments we could be obligated to make. Historically, we have not been obligated to make any payments for these obligations and no liabilities have been recorded for these indemnities and guarantees in the accompanying consolidated balance sheets.

Legal Matters

In the ordinary course of business, we may face various claims brought by third parties and may, from time to time, make claims or take legal actions to assert our rights, including intellectual property disputes, contractual disputes and other commercial disputes. Any of these claims could subject us to litigation. Management believes there are currently no claims that are likely to have a material effect on our consolidated financial position and results of operations.